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                                                         SEC File Nos. 002-86082
                                                                    811-03833-01



                          MAINSTAY VP SERIES FUND, INC.

                 MainStay VP High Yield Corporate Bond Portfolio

                Supplement dated January 18, 2006 ("Supplement")
               to the Prospectus dated May 1, 2005 ("Prospectus")
           as supplemented May 4, 2005, June 23, 2005, July 28, 2005,
      August 1, 2005, August 12, 2005, November 8, 2005 and January 6, 2006


     This Supplement updates certain information contained in the above-dated Prospectuses for MainStay VP Series Fund, Inc. ("Fund") regarding the MainStay VP High Yield Corporate Bond Portfolio. You may obtain copies of the Prospectuses and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.


     J. Matthew Philo will serve as lead portfolio manager to the High Yield Corporate Bond Portfolio ("Portfolio"). Donald E. Morgan has resigned as a portfolio manager to the Portfolio. References to Mr. Morgan on pages 53 and 55 of the Prospectus are hereby deleted.



             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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                          MAINSTAY VP SERIES FUND, INC.

                       Supplement dated January 18, 2006
                                     to the
Statement of Additional Information for Initial Class shares dated May 1, 2005, as amended May 27, 2005 ("Initial Class SAI"), and
 Statement of Additional Information for Service Class shares dated May 1,2005, as amended May 27, 2005 ("Service Class SAI")

     This Supplement updates certain information contained in the above-dated Statements of Additional Information ("SAIs") for MainStay VP Series Fund, Inc. ("Fund"), as previously supplemented June 23, 2005, August 12, 2005 and January 6, 2006. You may obtain copies of the Prospectuses and the SAIs free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.


     J. Matthew Philo will serve as lead portfolio manager to the High Yield Corporate Bond Portfolio ("Portfolio"). Donald E. Morgan has resigned as a portfolio manager to the Portfolio. Any and all references to Mr. Morgan in the SAI are hereby deleted.



             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE